Loss Per Share (Tables)	12 Months Ended
Sep. 30, 2023
Loss Per Share [Abstract]
Schedule of Basic and Diluted Loss Per Share	Basic loss per share and diluted loss per share have been calculated in accordance with ASC 260 for the years ended September 30, 2021, 2022 and 2023 as follows:
	(Predecessor)			(Successor)
	For the year ended September 30,	For the year ended September 30,	From October 1, 2022 to October 11,	From October 12, 2022 to September 30,
	2021	2022	2022	2023
	HK$	HK $	HK $	HK $	US$
Numerator:
Net loss attributable to ordinary shareholders of Alpha Technology Group Limited	(981,035)	(2,663,554)	(156,387)	(6,830,973)	(872,321)
Denominator:
Weighted average number of ordinary shares
— Basic	20,000	20,000	20,000	13,250,000	13,250,000
— Diluted	—	—	—	1,169,808	1,169,808
Net loss per share attributable to ordinary shareholders
— Basic	(49)	(133)	(8)	(1)	(0.07)
— Diluted	—	—	—	(6)	(0.75)